Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Investment securities	$ 121,269,000
Available For Sale Maturity Year	one year or less
Available-for-Sale Securities		$ 0
US Treasury Securities
Debt Securities, Available-for-Sale [Line Items]
Investment securities	$ 58,210,000
Corporate Bonds
Debt Securities, Available-for-Sale [Line Items]
Investment securities	3,571,000
Commercial Paper
Debt Securities, Available-for-Sale [Line Items]
Investment securities	23,142,000
Money Market Fund
Debt Securities, Available-for-Sale [Line Items]
Investment securities	$ 36,346,000